B. Summary of Significant Accounting Policies - Warrant Fair Value (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Warrants beginning balance	$ 19,319
Change in fair value of warrant liability	(1,574)
Warrant repricing modification charge	2,084
Exercised	(19,829)
Warrants ending balance	$ 0